Property, plant and equipment - Changes in property, plant and equipment (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	R$ 74,273
Property, plant and equipment at end of period	82,201
Cost
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	146,330
Additions	21,257
Adding acquisition	2,524
IAS 29	856
Write-offs	(3,383)
Property, plant and equipment at end of period	167,584
Accumulated depreciation/amortization
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	(72,057)
Additions	(14,724)
Adding acquisition	(729)
Write-offs	2,127
Property, plant and equipment at end of period	R$ (85,383)
Computers and electronics
Property, plant and equipment
Depreciation rate	20.00%
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	R$ 13,527
Property, plant and equipment at end of period	21,611
Computers and electronics | Cost
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	44,908
Additions	13,000
Adding acquisition	1,001
IAS 29	179
Write-offs	(818)
Property, plant and equipment at end of period	58,270
Computers and electronics | Accumulated depreciation/amortization
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	(31,381)
Additions	(5,541)
Adding acquisition	(414)
Write-offs	677
Property, plant and equipment at end of period	R$ (36,659)
Vehicles
Property, plant and equipment
Depreciation rate	20.00%
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	R$ 4,808
Property, plant and equipment at end of period	4,308
Vehicles | Cost
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	9,580
Additions	1,729
IAS 29	10
Write-offs	(1,574)
Property, plant and equipment at end of period	9,745
Vehicles | Accumulated depreciation/amortization
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	(4,772)
Additions	(1,811)
Write-offs	1,146
Property, plant and equipment at end of period	R$ (5,437)
Furniture and fixtures
Property, plant and equipment
Depreciation rate	10.00%
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	R$ 9,079
Property, plant and equipment at end of period	9,629
Furniture and fixtures | Cost
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	14,420
Additions	1,452
Adding acquisition	666
IAS 29	15
Write-offs	(106)
Property, plant and equipment at end of period	16,447
Furniture and fixtures | Accumulated depreciation/amortization
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	(5,341)
Additions	(1,316)
Adding acquisition	(178)
Write-offs	17
Property, plant and equipment at end of period	R$ (6,818)
Facilities, machinery and equipment
Property, plant and equipment
Depreciation rate	10.00%
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	R$ 21,230
Property, plant and equipment at end of period	19,668
Facilities, machinery and equipment | Cost
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	35,179
Additions	1,551
Adding acquisition	403
Write-offs	(323)
Property, plant and equipment at end of period	36,810
Facilities, machinery and equipment | Accumulated depreciation/amortization
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	(13,949)
Additions	(3,220)
Adding acquisition	(96)
Write-offs	123
Property, plant and equipment at end of period	R$ (17,142)
Leasehold improvements
Property, plant and equipment
Depreciation rate	10.00%
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	R$ 21,942
Property, plant and equipment at end of period	23,433
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	37,887
Additions	1,256
Adding acquisition	454
IAS 29	652
Write-offs	(560)
Transfers	2,267
Property, plant and equipment at end of period	41,956
Leasehold improvements | Accumulated depreciation/amortization
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	(15,945)
Additions	(2,701)
Adding acquisition	(41)
Write-offs	164
Property, plant and equipment at end of period	(18,523)
Constructions in progress | Cost
Reconciliation of changes in property, plant and equipment
Additions	2,267
Transfers	R$ (2,267)
Real estate
Property, plant and equipment
Depreciation rate	4.00%
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	R$ 2,681
Property, plant and equipment at end of period	2,546
Real estate | Cost
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	3,350
Property, plant and equipment at end of period	3,350
Real estate | Accumulated depreciation/amortization
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	(669)
Additions	(135)
Property, plant and equipment at end of period	(804)
Land and others
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	1,006
Property, plant and equipment at end of period	1,006
Land and others | Cost
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	1,006
Additions	2
Write-offs	(2)
Property, plant and equipment at end of period	R$ 1,006